Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders (Schedule of Diluted Common Shares Outstanding) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders
Average common shares outstanding	2,070,341,989	2,070,623,618	2,079,296,525
Stock options
Diluted common shares outstanding			2,079,296,525